PROPERTY, PLANT AND EQUIPMENT - Rollforward Schedule (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	$ 6,775.2
Additions other than through business combinations, property, plant and equipment	504.8	$ 384.6
Ending balance	4,995.7	6,775.2
Construction in progress	417.5	253.8
Property, plant and equipment not being depreciated	2,126.3	3,569.5
Property, plant and equipment (Note 22)	4,995.7	6,775.2
Additions other than through business combinations, property, plant and equipment	504.8	384.6
Property, plant and equipment not being depreciated	2,126.3	3,569.5
Cost
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	13,200.4	12,681.5
Additions other than through business combinations, property, plant and equipment	560.6	382.4
Reclassification, transfers and other non-cash movements	47.6	173.1
Reclassified as held for sale and disposals	(91.0)	(36.6)
Ending balance	13,717.6	13,200.4
Property, plant and equipment (Note 22)	13,717.6	13,200.4
Additions other than through business combinations, property, plant and equipment	560.6	382.4
Reclassification, transfers and other non-cash movements	47.6	173.1
Disposals and held for sale, property, plant and equipment	91.0	36.6
Accumulated depreciation
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	(6,425.2)	(5,996.7)
DDA	(461.3)	(456.1)
Impairment and impairment reversal	(1,922.7)
Reclassified as held for sale and disposals	87.3	27.6
Ending balance	(8,721.9)	(6,425.2)
Property, plant and equipment (Note 22)	(8,721.9)	(6,425.2)
Disposals and held for sale, property, plant and equipment	(87.3)	(27.6)
Depreciation, property, plant and equipment	461.3	456.1
Reclassified as held for sale (Note 6)	1,922.7
Land, building, plant & equipment
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	661.8
Ending balance	601.6	661.8
Construction in progress	13.7	2.2
Property, plant and equipment not being depreciated	0.0	0.0
Property, plant and equipment (Note 22)	601.6	661.8
Property, plant and equipment not being depreciated	0.0	0.0
Land, building, plant & equipment | Cost
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	2,015.8	1,912.4
Additions other than through business combinations, property, plant and equipment	69.6	73.1
Reclassification, transfers and other non-cash movements	61.1	63.3
Reclassified as held for sale and disposals	(86.6)	(33.0)
Ending balance	2,059.9	2,015.8
Property, plant and equipment (Note 22)	2,059.9	2,015.8
Additions other than through business combinations, property, plant and equipment	69.6	73.1
Reclassification, transfers and other non-cash movements	61.1	63.3
Disposals and held for sale, property, plant and equipment	86.6	33.0
Land, building, plant & equipment | Accumulated depreciation
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	(1,354.0)	(1,258.6)
DDA	(134.5)	(123.0)
Impairment and impairment reversal	(52.7)
Reclassified as held for sale and disposals	82.9	27.6
Ending balance	(1,458.3)	(1,354.0)
Property, plant and equipment (Note 22)	(1,458.3)	(1,354.0)
Disposals and held for sale, property, plant and equipment	(82.9)	(27.6)
Depreciation, property, plant and equipment	134.5	123.0
Reclassified as held for sale (Note 6)	52.7
Development projects and Exploration & evaluation
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	2,879.5
Ending balance	1,314.1	2,879.5
Construction in progress	153.4	131.1
Property, plant and equipment not being depreciated	1,314.1	2,879.5
Property, plant and equipment (Note 22)	1,314.1	2,879.5
Property, plant and equipment not being depreciated	1,314.1	2,879.5
Development projects and Exploration & evaluation | Cost
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	3,652.2	3,475.1
Additions other than through business combinations, property, plant and equipment	127.4	51.6
Reclassification, transfers and other non-cash movements	15.0	129.0
Reclassified as held for sale and disposals	0.0	(3.5)
Ending balance	3,794.6	3,652.2
Property, plant and equipment (Note 22)	3,794.6	3,652.2
Additions other than through business combinations, property, plant and equipment	127.4	51.6
Reclassification, transfers and other non-cash movements	15.0	129.0
Disposals and held for sale, property, plant and equipment	0.0	3.5
Development projects and Exploration & evaluation | Accumulated depreciation
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	(772.7)	(772.7)
DDA	0.0	0.0
Impairment and impairment reversal	(1,707.8)
Reclassified as held for sale and disposals	0.0	0.0
Ending balance	(2,480.5)	(772.7)
Property, plant and equipment (Note 22)	(2,480.5)	(772.7)
Disposals and held for sale, property, plant and equipment	0.0	0.0
Depreciation, property, plant and equipment	0.0	0.0
Reclassified as held for sale (Note 6)	1,707.8
Operating Mine mineral interests
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	3,234.1
Ending balance	3,080.2	3,234.1
Construction in progress	250.4	120.5
Property, plant and equipment not being depreciated	812.2	690.0
Property, plant and equipment (Note 22)	3,080.2	3,234.1
Property, plant and equipment not being depreciated	812.2	690.0
Operating Mine mineral interests | Cost
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	7,532.5	7,294.1
Additions other than through business combinations, property, plant and equipment	363.6	257.7
Reclassification, transfers and other non-cash movements	(28.5)	(19.2)
Reclassified as held for sale and disposals	(4.4)	(0.1)
Ending balance	7,863.2	7,532.5
Property, plant and equipment (Note 22)	7,863.2	7,532.5
Additions other than through business combinations, property, plant and equipment	363.6	257.7
Reclassification, transfers and other non-cash movements	(28.5)	(19.2)
Disposals and held for sale, property, plant and equipment	4.4	0.1
Operating Mine mineral interests | Accumulated depreciation
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	(4,298.4)	(3,965.3)
DDA	(326.8)	(333.1)
Impairment and impairment reversal	(162.2)
Reclassified as held for sale and disposals	4.4	0.0
Ending balance	(4,783.0)	(4,298.4)
Property, plant and equipment (Note 22)	(4,783.0)	(4,298.4)
Disposals and held for sale, property, plant and equipment	(4.4)	0.0
Depreciation, property, plant and equipment	326.8	$ 333.1
Reclassified as held for sale (Note 6)	$ 162.2